Contingencies (Details)	Oct. 12, 2021 USD ($)	Oct. 12, 2021 CAD ($)	Sep. 07, 2019 USD ($)
Contingencies (Note 12)
Payment for settlement		$ 40,000,000,000	$ 1,600,000
Contribution to settlement fund			$ 400,000
Settlement expense	$ 266,000
Payment for settlement from insurance coverage		$ 226,000